Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)
ASSETS
Cash and deposits in banks	$ 1,975,644	$ 2,695,560
Cash items in process of collection	1,185,633	572,552
Financial assets for trading at fair value through profit and loss	11,594,405	12,639,097
Financial derivative contracts	10,879,777	12,309,770
Debt financial instruments	714,628	329,327
Financial assets at fair value through other comprehensive income	3,889,952	2,762,388
Debt financial instrument	3,598,366	2,687,485
Other financial instruments	291,586	74,903
Financial derivative contracts for hedge accounting	261,192	843,628
Financial assets at amortised cost	45,663,647	45,460,246
Rights under repurchase agreements	427,983	153,087
Debt financial instruments	5,525,242	5,176,005
Interbank loans	68,176	31,282
Loans and account receivable from customers	39,642,246	40,099,872
Investments in associates and other companies	67,040	59,785
Intangible assets	91,475	88,669
Property, plant, and equipment	242,522	251,846
Right of use assets	29,915	60,792
Current taxes	113	60
Deferred taxes	387,698	361,256
Other assets	2,644,044	2,535,775
Non-current assets and disposal groups for sale	114,000	71,629
TOTAL ASSETS	68,147,280	68,403,283
LIABILITIES
Cash items in process of being cleared	1,068,216	497,110
Financial liabilities for trading at fair value through profit and loss	10,587,308	12,155,024
Financial derivative contracts	10,587,308	12,155,024
Financial derivative contracts for accounting hedges	912,716	898,394
Financial liabilities at amortised cost	44,682,274	44,307,585
Deposits and other demand liabilities	14,075,590	14,260,609
Time deposits and other time liabilities	16,493,783	17,098,625
Obligations under repurchase agreements	2,755,243	276,588
Interbank borrowings	3,434,237	4,337,947
Issued debt instruments	7,699,100	8,133,275
Other financial liabilities	224,321	200,541
Lease liabilities	40,649	66,882
Regulatory capital financial instruments	1,948,493	1,910,697
Provisions	838,448	746,502
Current taxes	83,084	48,548
Deferred taxes	1,785	676
Other liabilities	2,248,006	2,412,910
TOTAL LIABILITIES	62,410,979	63,044,328
EQUITY
Attributable to the shareholders of the Bank:	5,616,359	5,254,561
Capital	891,303	891,303
Reserves	3,505,171	3,277,876
Valuation adjustments	(71,181)	(107,174)
Others equity instruments issued other than capital	629,468	693,382
Retained earnings	661,598	499,174
Retained earnings from prior years	271,873	246,540
Income for the year	1,021,650	852,964
Minus: Provision for mandatory dividends	(631,925)	(600,330)
Non-controlling interest	119,942	104,394
TOTAL EQUITY	5,736,301	5,358,955
TOTAL LIABILITIES AND EQUITY	$ 68,147,280	$ 68,403,283